Income Taxes (Details) - Schedule of income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Tax Expense [Abstract]
Current income tax	$ 792	$ 351	$ 1,942
Deferred income tax
Total income tax	$ 792	$ 351	$ 1,942